INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance Costs
Interest expenses with the Parent			$ (45,852)
Interest expenses	$ (35,399,465)	$ (21,887,245)	(22,028,587)
Financial commissions	(4,523,759)	(3,191,262)	(2,735,269)
Finance Costs	(39,923,224)	(25,078,507)	(24,809,708)
Other finance results
Exchange differences generated by assets	(5,528,265)	(12,146,222)	(15,750,105)
Exchange differences generated by liabilities	2,912,529	5,157,370	19,507,281
Changes in fair value of financial assets or liabilities and other financial results	(3,597,166)	(16,587,194)	(10,487,174)
Prepayment premium fee	(6,119,022)	(4,870,021)
Net gain of inflation effect on monetary items	183,717	409,356	1,660,783
Other finance results	$ (12,148,207)	$ (28,036,711)	$ (5,069,215)